TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS - Disclosure of detailed information about receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 25,438	$ 3,283
Less: current portion	(9,446)	(3,283)
Non-current portion	15,992	0
Royalty income receivable [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	251	66
Refundable taxes [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,481	1,723
Turkish VAT recoverable [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	6,979	0
Recoverable royalty generation expenditures and advances [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,835	679
Deferred compensation [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	14,109	0
Other [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 783	$ 815